Annual Total Returns - FidelityStrategicRealReturnFund-RetailPRO - FidelityStrategicRealReturnFund-RetailPRO - Fidelity Strategic Real Return Fund - Fidelity Strategic Real Return Fund	Nov. 29, 2024
Bar Chart Table:
Annual Return 2014	1.13%
Annual Return 2015	(7.43%)
Annual Return 2016	9.09%
Annual Return 2017	4.08%
Annual Return 2018	(4.01%)
Annual Return 2019	10.48%
Annual Return 2020	3.74%
Annual Return 2021	15.81%
Annual Return 2022	(3.33%)
Annual Return 2023	4.59%